Form N-1A Supplement	Jul. 10, 2026
EMERALD GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

EMERALD BANKING & FINANCE EVOLUTION FUND

EMERALD GROWTH FUND

Supplement dated July 10, 2026

to the Prospectus dated July 18, 2025, as supplemented

This supplement serves as notification of the following changes, effective immediately:

1.	NEW WEBSITE

Information regarding the Emerald Growth Fund, including the Prospectus, SAI, reports to shareholders, and other information, is available at www.teamemeraldfunds.com. Accordingly, all references to the website for the Emerald Growth Fund should be updated accordingly.

2.	CHANGE IN CLASS A SALES LOAD MINIMUM for EMERALD GROWTH FUND

The minimum investment amount eligible to receive a discount to purchase Class A Shares of the Emerald Growth Fund has been reduced from $100,000 to $50,000. Accordingly, the paragraph in the Prospectus entitled “Summary Section – Emerald Growth Fund – Fees and Expenses of the Fund” is amended and restated in its entirety as shown below:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “SHAREHOLDER INFORMATION” starting from page 23 of the Prospectus and the section “PURCHASE AND REDEMPTION INFORMATION” starting from page 38 of the Fund’s statement of additional information (the “SAI”). In addition, please see Appendix A - Intermediary Sales Charge Waivers and Discounts.

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Please retain this supplement for your reference.